Summary Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
NOTE 25. Summary Quarterly Financial Data (Unaudited)

The following table presents summary quarterly financial data for continuing operations.

	Successor					Predecessor
	2011				2010	2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in Millions, Except Per Share Amounts)
Net sales	$1,850	$2,046	$1,909	$1,727	$1,778	$1,778	$1,834	$1,632	$—
Gross margin	143	192	139	144	244	408	102	36	3
Income (loss) from continuing operations before income taxes	80	78	81	98	129	266	(125)	(101)	1,090
Income (loss) from continuing operations	52	44	56	58	105	240	(174)	(147)	1,063
Net income (loss) from continuing operations attributable to Visteon Corporation	$35	$26	$37	$38	$86	$225	$(198)	$(164)	$1,063

Per Share Data
Basic earnings (losses) from continuing operations attributable to Visteon Corporation	$0.69	$0.51	$0.72	$0.75	$1.71	$1.73	$(1.53)	$(1.27)
Diluted earnings (losses) from continuing operations attributable to Visteon Corporation	$0.67	$0.50	$0.71	$0.75	$1.66	$1.73	$(1.53)	$(1.27)

2010 Quarterly Financial Data

In connection with the implementation of the Plan on October 1, 2010, the Company recorded a pre-tax gain of approximately $1.1 billion for reorganization related items. This gain included $956 million related to the cancellation of certain pre-petition obligations in accordance with the terms of the Plan. Immediately prior to the Effective Date of the Plan, the Company had $3.1 billion of pre-petition obligations recorded as “Liabilities subject to compromise” that were addressed through the Company’s Plan. On the October 1, 2010 Chapter 11 emergence effective date, the Company became a new entity for financial reporting purposes and adopted fresh-start accounting. The Company recorded a gain of $106 million on the adoption of fresh-start accounting, including the amounts associated with the Company's discontinued operations, which requires, among other things, that all assets and liabilities be recorded at fair value. Therefore, the consolidated financial statements subsequent to the Effective Date will not be comparable to the consolidated financial statements prior to the Effective Date. Accordingly, the financial results for the three-month period ended December 31, 2010 and for the nine-month period ended October 1, 2010 are presented separately herein and are labeled and referred to as “Successor” and “Predecessor”, respectively.